Average Annual Total Returns - Invesco Taxable Municipal Bond ETF	ETF 1 Year	ETF 5 Years	ETF 10 Years	ETF Return After Taxes on Distributions 1 Year	ETF Return After Taxes on Distributions 5 Years	ETF Return After Taxes on Distributions 10 Years	ETF Return After Taxes on Distributions and Sale of Fund Shares 1 Year	ETF Return After Taxes on Distributions and Sale of Fund Shares 5 Years	ETF Return After Taxes on Distributions and Sale of Fund Shares 10 Years	1 Year	5 Years	10 Years	ICE BofA US Taxable Municipal Securities Plus Index (reflects no deduction for fees, expenses or taxes) 1 Year		ICE BofA US Taxable Municipal Securities Plus Index (reflects no deduction for fees, expenses or taxes) 5 Years	ICE BofA US Taxable Municipal Securities Plus Index (reflects no deduction for fees, expenses or taxes) 10 Years	Blended—ICE BofA US Taxable Municipal Securities Plus Index (reflects no deduction for fees, expenses or taxes) 1 Year		Blended—ICE BofA US Taxable Municipal Securities Plus Index (reflects no deduction for fees, expenses or taxes) 5 Years		Blended—ICE BofA US Taxable Municipal Securities Plus Index (reflects no deduction for fees, expenses or taxes) 10 Years		ICE BofA U.S. Corporate Master Index (reflects no deduction for fees, expenses or taxes) 1 Year	ICE BofA U.S. Corporate Master Index (reflects no deduction for fees, expenses or taxes) 5 Years	ICE BofA U.S. Corporate Master Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	11.26%	5.18%	7.61%	9.52%	3.34%	5.61%	6.62%	3.12%	5.10%	8.72%	3.05%	3.75%	11.05%	[1]	[1]	[1]	11.05%	[2]	5.10%	[2]	7.75%	[2]	14.23%	4.60%	5.60%

[1]	Performance information is not available for periods prior to the Underlying Index’s commencement date of December 1, 2015.
[2]	The Blended—ICE BofA US Taxable Municipal Securities Plus Index reflects the performance of the Fund’s prior underlying index, ICE BofA Build America Bond Index, for periods prior to May 31, 2017, and the Underlying Index thereafter.